2. Summary of Significant Accounting Policies: Basis of Presentation (Policies)	1 Months Ended
Feb. 28, 2014
Policies
Basis of Presentation

Basis of presentation

The Company’s accounting policies used in the preparation of the accompanying financial statements conform to accounting principles generally accepted in the United States of America ("US GAAP") and have been consistently applied.